Other Operating (Expenses) Revenue, Net (Details) - Schedule of Other Net Income (Losses) - COP ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Schedule of Other Net Income Losses [Abstract]
Gain from the sale of assets	$ 18,954	$ 19,597	$ 3,388
Gain from the early termination of lease contracts	3,544	5,809	(835)
Impairment loss on assets	(3,451)	(2,201)	(4,527)
Write-off of assets	(8,777)	(13,507)	(19,646)
Other		(37)
Total other net income	$ 10,270	$ 9,661	$ (21,620)